CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended		11 Months Ended	1 Months Ended	11 Months Ended	1 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009 Successor [Member]	Feb. 05, 2009 Predecessor [Member]	Dec. 31, 2009 PUGET ENERGY Successor [Member]	Feb. 05, 2009 PUGET ENERGY Predecessor [Member]
Operating revenue:
Electric	$ 470,511	$ 487,721	$ 1,082,038	$ 1,087,454	$ 2,147,220	$ 2,107,469	$ 1,885,118	$ 213,618
Gas	207,823	245,014	643,789	663,638	1,168,850	1,011,531	1,034,744	190,001
Other	283	(60)	1,302	1,176	2,695	3,217	5,286	94
Total operating revenue	678,617	732,675	1,727,129	1,752,268	3,318,765	3,122,217	2,925,148	403,713
Energy Costs [Abstract]
Purchased electricity	156,098	180,022	355,213	407,918	771,405	773,429	796,040	90,737
Electric generation fuel	19,861	25,886	89,798	71,109	199,471	268,147	196,483	11,961
Residential exchange	(15,302)	(15,293)	(38,637)	(36,975)	(71,147)	(75,109)	(83,962)	(12,542)
Purchased gas	96,462	127,174	329,981	363,928	622,088	535,933	597,935	120,925
Unrealized (gain) loss on derivative instruments, net	(64,076)	(16,995)	(59,350)	(50,113)	11,494	54,095	(156,601)	3,867
Utility operations and maintenance	128,195	123,852	256,241	241,820	497,921	486,701	449,745	37,650
Non-utility expense and other	(74)	2,022	787	4,941	9,442	23,952	16,672	112	1,526	4
Merger And related costs					0	0	2,731	44,324	2,731	20,416
Depreciation	84,552	73,579	163,558	148,361	299,597	292,634	242,477	21,773
Amortization	11,547	18,450	24,890	36,423	72,381	71,572	63,466	4,969
Conservation amortization	28,518	23,871	62,921	56,084	107,646	90,109	58,875	7,592
Taxes other than income taxes	72,960	75,414	172,830	175,935	323,527	292,520	266,424	36,935
Total operating expenses	518,741	617,982	1,358,232	1,419,431	2,843,825	2,813,983	2,450,285	368,303
Operating income	159,876	114,693	368,897	332,837	474,940	308,234	474,863	35,410
Other income (deductions):
Other income	18,337	15,679	33,273	28,218	58,052	45,196	49,158	3,653
Other expense	(1,947)	(1,278)	(5,700)	(2,233)	(5,380)	(5,673)	(6,154)	(369)
Non-hedged interest rate derivative expense	(7,297)	(25,412)	(6,770)	(25,460)	(28,601)	(7,955)	0	0	0	0
Charitable contributions					0	0	(5,000)	0	(5,000)	0
Interest charges:
AFUDC	4,687	7,597	11,982	12,001	29,949	14,157	8,864	350
Interest expense	(95,964)	(108,961)	(203,165)	(190,009)	(371,910)	(321,167)	(265,675)	(17,291)	(80,193)	0
Income (loss) before income taxes	77,692	2,318	198,517	155,354	157,050	32,792	256,056	21,753
Income tax (benefit) expense	20,000	(2,717)	52,346	42,888	33,760	2,481	82,041	8,997	(31,247)	(1,540)
Net income (loss)	$ 57,692	$ 5,035	$ 146,171	$ 112,466	$ 123,290	$ 30,311	$ 174,015	$ 12,756	$ 174,015	$ 12,756